RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

29.  RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Name of Entity or Individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families
Airstar Bank	Significant influenced by the Group

29.  RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Airstar Bank is a wholly owned subsidiary of Gravitation Fintech HK Limited. The Group has significant influence over Airstar Bank indirectly through its equity method investment in Gravitation, which became an associate of the Group on May 24, 2024

(a)    Cash and cash equivalent

	As of December 31,
	2023	2024

	(HK$ in thousands)
Cash and cash equivalent	346	486,150

The balance represents the cash deposited by the Group in Airstar bank and in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due from Related Parties

	As of December 31,
	2023	2024

	(HK$ in thousands)

Amount due from Airstar Bank	NA	61,200

(c)Amounts Due to Related Parties

	As of December 31,
	2023	2024

	(HK$ in thousands)
Payables in relation to cloud equipment and services from Tencent Group	55,939	62,377
Payables to Tencent Group in relation to ESOP management services	11,957	15,001
Other services from Tencent Group	1,122	1,712
Total amounts due to related parties	69,018	79,090

(d)Amount earned from Related Party Transactions

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)

Technology services income from Airstar Bank	NA	NA	61,000
Others	675	565	320
Amounts earned by the Company	675	565	61,320

The Group earns revenue from Airstar Bank by providing technology service. The Group also earns revenue from Tencent Group by providing ESOP management service.

29.  RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

(e)    Amount incurred from Related Party Transactions

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)

Cloud service fee	171,692	152,429	170,291
SMS channel service fee	1,018	135	49
Software purchased	1,997	1,300	17
Other Services	335	5,006	1,977
Amounts incurred by the Company	175,042	158,870	172,334

The Group utilizes the cloud services, equipment and software provided by Tencent Group to process large amount of complicated data in-house, which reduces the risks involved in data storage and transmission. SMS channel services is provided by Tencent Group, including verification code, notification and marketing message services for the Group to reach its end users. Tencent Group provides advertising services to the Group via Tencent Group’s social media.

(f)   Trade related transactions with Related Parties

Included in payables to clients in the consolidated balance sheets as of December 31, 2023 and 2024, were payables to directors and officers of HK$31,545 thousand and HK$26,662 thousand, respectively. Revenue earned by providing brokerage services to directors and officers and their spouses amounts to HK$624 thousand, HK$88 thousand and HK$88 thousand for the years ended December 31, 2022, 2023 and 2024, respectively.